SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Nov. 10, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Shares issued		13,125,000	13,125,000	13,125,000
Shares outstanding		13,125,000	13,125,000	13,125,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Shares issued	14,625,000
Shares outstanding	14,625,000
Net proceeds from the issuance	$ 3,000,000.0
IPO [Member] | Subsequent Event [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Shares sold	1,500,000
Offering price	$ 4.00
Gross proceeds	$ 6,000,000